SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On July 5, 2017, the Company issued 18,520 shares of its common stock to four Directors of the Company for services that were rendered in the first quarter of 2017, pursuant to the Company’s Amended and Restated Non-Employee Directors Compensation Plan. The fair market value of the shares at grant date was $50. On the same date, the Company issued 6,539 shares of its common stock to the its Chief Financial Officer under his service agreements with the Company. The fair market value of the shares at grant date was $21.

On July 11, 2017, the Company issued 6,539 shares of its common stock to its Executive Vice President pursuant the Personal Employment Agreement between the Company and him, dated January 1, 2016, for services rendered to the Company thereunder. The fair market value of the shares at grant date was $17.

NOTE 18 – SUBSEQUENT EVENTS

On January 31, 2017, the Company issued 3,109 shares of Common Stock to the Former Chief Financial Officer (Israel) of the Company and 2,692 shares of Common Stock to Former Chief Financial Officer (U.S.) of the Company under their departure settlement agreements with the Company. The fair market value of the shares at grant date was $41.

On January 31, 2017, the Company dissolved Johnstonsphere, LLC.

On February 1, 2017, the Board of Directors approved the Company’s Amended and Restated Non-Employee Director Compensation Policy, applicable to members of the Board who are not employees of the Company. Under the Amended Director Compensation Policy, beginning on January 1, 2016 each Eligible Director shall be entitled to an annual cash retainer of USD $20, paid semi-annually, and a quarterly stock awards equal to $13, determined based on the closing price of a share of Common Stock on the last trading day of such quarter, as reported on the OTCQB® Venture Marketplace. Eligible Directors shall also receive meeting fees equal to (a) $1.5 for scheduled quarterly meetings of the Board attended in-person, (b) $0.5 for scheduled quarterly meetings of the Board attended by teleconference, (c) USD $0.25 for special meetings of the Board, and (d) $0.5 for meetings of the committees of the Board. If an Eligible Director attends a meeting of the Board and one or more meetings of a committee of the Board on the same date, the Eligible Director shall receive the full fee for the meeting of the Board and 50% of the fee for each meeting of a committee of the Board attended.

On February 7, 2017, the Company entered into a 90 days Loan Agreement with Viskoben Limited to borrow $200 at a quarterly interest rate of ten percent (10.0%).

On February 14, 2017, the Company received an additional $250 under the October Financing and issued warrants to purchase up to 25,642 shares of Common Stock at an exercise price equal to the lesser of (i) 80% of the per share price of Common Stock in the Public Offering, (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing.  (See also, Note 7)    On February 21, 2017, the Company issued 19,576 shares of its common stock to four Directors of the Company and a former Director of the Company for services that were rendered in 2016 and pursuant to the Company’s Amended and Restated Non-Employee Directors Compensation Plan. The fair market value of the shares at grant date was $110.  On March 2, 2017, the Company issued 17,949 shares of its common stock to a former consultant pursuant to a letter agreement dated August 8, 2014, whereby the Company had agreed to issue $350,000 of common stock, determined based on the closing price per share on the OTCQB Venture Marketplace on November 25, 2014, which was $19.5 per share. The letter agreement evidenced a bonus granted by the Company for investor relation and advisory services provided in 2014.  In connection with the issuance, on March 1, 2017, the consultant provided to the Company a release and waiver of any and all claims. The fair market value of the shares at grant date was $85.

On March 14, 2017, the Company amended the terms of the October Financing, thereby agreeing to issue to the Investor shares of the Company’s common stock, notes and warrants, in exchange for up to $1,500 (an increase of $500). On the same date, the Company received an additional $250 and issued warrants to purchase up to 25,642 shares of Common Stock at an exercise price equal to the lesser of (i) 80% of the per share price of Common Stock in the Public Offering, (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing. (See also, Note 7)

On March 15, 2017, Prassas Capital, LLC, an Arizona limited liability company, filed a complaint against the Company alleging breach of contract and seeking (a) unpaid fees in the amount of $1,601 plus interest, (b) issuance of an order of prejudgment attachment and garnishment on the Company’s bank accounts, other property held by the Company and all payments owed to the Company from third parties, (c) an injunction restraining the Company from transferring funds or property outside of the court’s jurisdiction or alternatively that the court appoint a receiver to manage, operate, control and take possession of the Company’s assets, and (d) a declaration that Prassas Capital, LLC has been granted a contractual right to purchase 53,847 shares of Common Stock at a price of $6.50 per share (after giving effect to the reverse stock split described below). This litigation was filed as Prassas Capital, LLC v. Blue Sphere Corporation with the United States District Court for the Western District of North Carolina, Civil Action No. 3:17-CV-00131. The Company disputes the allegations and claims, and intends to rigorously defend against this litigation.

On March 24, 2017, the Company and five of the six holders of the Debentures, representing an aggregate principal balance of $2,000,000, entered into a First Amendment to Senior Debenture (the “Debenture Amendment”), thereby amending the Debentures to provide that some or all of the principal balance, and accrued but unpaid interest thereon, is convertible into shares of Common Stock at the holders’ election, with such right to convert beginning on the six (6) month anniversary of the Debenture Amendment and ending ten (10) days prior to the date the Debenture matures. The conversion price shall be (a) equal to 80% of the average reported closing price of the Common Stock on The NASDAQ Capital Market, calculated using the five (5) trading days immediately following the up-list to The NASDAQ Capital Market, or (b) if the up-list has not occurred, equal to 80% of the average reported closing price of the Common Stock on the OTCQB Venture Marketplace, calculated using the five (5) trading days immediately preceding the date of the conversion notice.

On March 24, 2017, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every one hundred and thirty shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 130-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 130-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 130-for-1 reverse stock split.